Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	May 05, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock | shares	10,000,000
Common stock price per share | $ / shares	$ 10.00
Aggregate gross proceeds | $	$ 100.0